Document and Entity Information	Jun. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 27, 2025
Entity Registrant Name	23andMe Holding Co.
Entity Incorporation State Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address Address Line 1	870 Market Street
Entity Address Address Line 2	Room 415
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94102
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001804591